CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 0	$ 3,500
Operating expenses:
General and administrative	2,533,569	1,447,582
Total operating expenses	2,533,569	1,447,582
Net Operating Loss	(2,533,569)	(1,444,082)
Other income (expense):
Grant income	3,000	0
Interest expense	(1,515,902)	(1,609,727)
Loss on conversion of liabilities to Preferred Stock	0	(255,176)
Gain on settlement of accounts payable	399,761	251,536
Gain on settlement of notes payable	35,236	70,000
Gain on settlement of accrued salary	6,988	0
Gain (loss) on revaluation of derivative liabilities	508,839	(709,431)
Gain on settlement of warrants	235,053	0
Loss on legal settlement	0	(26,924)
Loss on conversion of notes	0	(161,458)
Total other expense	(327,025)	(2,441,180)
Loss before provision for income taxes	(2,860,594)	(3,885,262)
Provision for income taxes	0	0
Net loss	(2,860,594)	(3,885,262)
Preferred Stock dividend	(75,535)	0
Net loss available to common shareholders	$ (2,936,129)	$ (3,885,262)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.03)	$ (0.09)
Weighted average shares outstanding - basic and diluted (in Shares)	105,177,272	45,248,520